Taxes - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Taxes
Applicable tax rate	21.00%	21.00%	21.00%	21.00%
Net operating loss carry forward	$ 30,000,000		$ 29,800,000
Utilization per year(as percent)	80.00%
Expiration period	20 years	20 years
Deferred tax assets, valuation allowance	$ 6,500,000		6,500,000
Deferred tax assets, valuation allowance (as percent)	100.00%	100.00%
Unrecognized Tax Benefits	$ 0		0
Cayman Islands
Taxes
Applicable tax rate	0.00%	0.00%
Canada
Taxes
Taxable income	$ 0		0	$ 0
Canada | Federal
Taxes
Applicable tax rate	15.00%	15.00%
Canada | Alberta
Taxes
Applicable tax rate	15.00%	15.00%
United States
Taxes
Taxable income	$ 0		$ 0	$ 0
United States | Federal
Taxes
Applicable tax rate	21.00%	21.00%
United States | Delaware
Taxes
Applicable tax rate	8.70%	8.70%
United States | Georgia
Taxes
Applicable tax rate			5.39%	5.49%
United States | Indiana
Taxes
Applicable tax rate	4.90%	4.90%
Singapore
Taxes
Applicable tax rate	17.00%	17.00%
Taxable income	$ 0		$ 0	$ 0
Singapore | First Scenario
Taxes
Taxable income		$ 10,000
Singapore | First Scenario | SGD
Taxes
Exempted from taxable income (as percent)	75.00%	75.00%
Exempted from taxable income	$ 7,700
Singapore | Next scenario | SGD
Taxes
Taxable income		$ 190,000
Exempted from taxable income (as percent)	50.00%	50.00%
Exempted from taxable income	$ 147,000